Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share (Tables) [Abstract]
The calculation of basic earnings per share

The calculation of basic earnings per share was calculated based on the weighted average number of common and preferred shares outstanding, as shown in the calculations below:

	Years ended December 31
	2017	2016 (1)	2015 (1)
Net earnings attributable to the Organization's common shareholders (R$ thousand)	8,157,920	8,542,147	8,652,905
Net earnings attributable to the Organization's preferred shareholders (R$ thousand)	8,931,444	9,352,102	9,480,001
Weighted average number of common shares outstanding (thousands)	3,049,991	3,049,991	3,050,156
Weighted average number of preferred shares outstanding (thousands)	3,035,625	3,035,625	3,037,917
Basic earnings per share attributable to common shareholders of the Organization (in Reais)	2.67	2.80	2.84
Basic earnings per share attributable to preferred shareholders of the Organization (in Reais)	2.94	3.08	3.12

(1)    All share amounts presented for prior periods have been adjusted to reflect the stock split approved at the Board of Directors' Meeting  of March 10, 2017, in the proportion of one new share for every 10 shares held.